Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	$ 6,152	$ 4,567
Current portion of derivative assets	18,444	17,212
Derivative assets	62,867	145,347
Accrued liabilities	(11,115)	(10,887)
Current portion of derivative liabilities	(76,980)	(48,046)
Derivative liabilities	(130,903)	(248,249)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	4,608	4,513
Current portion of derivative assets	17,044	16,927
Derivative assets	59,467	144,247
Accrued liabilities	(10,960)	(10,887)
Current portion of derivative liabilities	(75,615)	(48,046)
Derivative liabilities	(114,187)	(245,287)
Currency swaps [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates		54
Current portion of derivative assets		285
Derivative assets
Accrued liabilities	(155)
Current portion of derivative liabilities	(1,365)
Derivative liabilities	(16,716)	(2,962)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	1,544
Current portion of derivative assets	1,400
Derivative assets	3,400	1,100
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities